Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.
Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare is organized under the laws of the Republic of the Marshall Islands.

On
November 4, 2010,
Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of
1933,
as amended (the “Securities Act”). On
March 27, 2012,
October 19, 2012,
December 5, 2016
and
May 31, 2017,
the Company completed
four
follow-on public offerings in the United States under the Securities Act and issued
7,500,000
common shares,
7,000,000
common shares,
12,000,000
common shares and
13,500,000
common shares, respectively, par value
$
0.0001
,
at a public offering price of
$14.10
per share,
$14.00
per share,
$6.00
per share and
$7.10
per share, respectively. During
2015,
the Company issued
448,800
shares to Costamare Shipping Company S.A. and
149,600
to Costamare Shipping Services Ltd. (Note
3
). During
2016,
the Company issued
598,400
shares, in aggregate, to Costamare Shipping Services Ltd. (Note

). Additionally, during the year ended
December 31, 2017,
the Company issued
598,400
shares to Costamare Shipping Services Ltd. and another
299,200
shares during the
six
-month period ended
June 30, 2018.
On
July 6, 2016,
the Company implemented a dividend reinvestment plan (the “Plan”) (Note

). As of
June 30, 2018,
under the Plan, the Company has issued to its common stockholders
7,984,950
shares, in aggregate. As at
June 30, 2018,
the aggregate
issued share capital was
110,379,350
common shares. At
June 30, 2018,
members of the Konstantakopoulos Family owned, directly or indirectly, approximately
55.5%
of the outstanding common shares, in the aggregate. Furthermore, (i) on
August 7, 2013,
the Company completed a public offering of
2,000,000
shares of its
7.625%
Series B Cumulative Redeemable Perpetual Preferred Stock (the “Series B Preferred Stock”), par value
$0.0001,
at a public offering price of
$25.00
per share, (ii) on
January 21, 2014,
the Company completed a public offering of
4,000,000
shares of its
8.50%
Series C Cumulative Redeemable Perpetual Preferred Stock (the “Series C Preferred Stock”), par value
$0.0001,
at a public offering price of
$25.00
per share, (iii) on
May 13, 2015,
the Company completed a public offering of
4,000,000
shares of its
8.75%
Series D Cumulative Redeemable Perpetual Preferred Stock (the “Series D Preferred Stock”), par value
$0.0001,
at a public offering price of
$25.00
per share and (iv) on
January 30, 2018,
the Company completed a public offering of
4,600,000
shares of its
8.875%
Series E Cumulative Redeemable Perpetual Preferred Stock (the “Series E Preferred Stock”), par value
$0.0001,
at a public offering price of
$25.00
per share.

As of
December 31, 2017
and
June 30, 2018,
the Company owned and/or operated a fleet of

and

container vessels, respectively, with a total carrying capacity of approximately
316,307
and
315,065
twenty
-foot equivalent units
(“
TEU”), through wholly-owned subsidiaries incorporated in the Republic of Liberia. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world’s leading liner operators under long-, medium- and short-term time charters.

At
June 30, 2018,
Costamare had

wholly-owned subsidiaries, all incorporated in the Republic of Liberia, except five
incorporated in the Republic of the Marshall Islands.

Revenues for the
six
-month period ended
June 30, 2017
and
2018,
derived from significant charterers individually accounting for
10%
or more of revenues (in percentages of total revenues) were as follows:

	2017	2018
A	29%	28%
B	29%	28%
C	16%	11%
D	20%	23%
Total	94%	90%

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and applicable rules and regulations of the Securities and Exchange Commission ("SEC") for interim financial information. Accordingly, they do not
include all the information and notes required by U.S. GAAP for annual financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form
20
-F for the fiscal year ended
December 31, 2017,
filed with the SEC on
February 27, 2018.

These
unaudited interim consolidated financial statements have been prepared on the same basis as the Company's annual consolidated financial statements and, in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments, considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six
-month period ended
June 30, 2018,
are
not
necessarily indicative of the results that might be expected for the fiscal year ending
December 31, 2018.